UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22673

Registrant Name:	PIMCO Dynamic Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2015

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Income Fund

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 183.0%
BANK LOAN OBLIGATIONS 1.1%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$14,214	$14,190
OGX
TBD% - 13.000% due 04/10/2049		646	755

Total Bank Loan Obligations (Cost $14,737)			14,945

CORPORATE BONDS & NOTES 23.4%
BANKING & FINANCE 12.3%
AGFC Capital Trust
6.000% due 01/15/2067 (h)		12,900	9,868
Banco Continental SAECA
8.875% due 10/15/2017 (h)		9,100	9,316
Banco do Brasil S.A.
3.875% due 10/10/2022 (h)		7,115	5,523
BNP Paribas S.A.
7.375% due 08/19/2025 (e)		11,000	11,082
Cantor Fitzgerald LP
7.875% due 10/15/2019 (h)		9,600	10,567
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (h)		2,900	2,494
Credit Suisse AG
6.500% due 08/08/2023 (h)		800	864
Eksportfinans ASA
5.500% due 05/25/2016 (h)		1,700	1,737
5.500% due 06/26/2017 (h)		1,900	2,004
Exeter Finance Corp.
9.750% due 05/20/2019		9,700	9,725
Jefferies LoanCore LLC
6.875% due 06/01/2020 (h)		4,181	4,014
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (f)		17,648	15,951
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	310
Pinnacol Assurance
8.625% due 06/25/2034 (f)		$10,200	10,754
Programa Cedulas TDA Fondo de Titulizacion de Activos
0.044% due 04/08/2016 (h)	EUR	900	1,004
Rabobank Group
6.875% due 03/19/2020 (h)		7,900	10,403
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$400	400
8.000% due 08/10/2025 (e)		200	202
Royal Bank of Scotland PLC
6.934% due 04/09/2018 (h)	EUR	7,900	9,842
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019 (h)		10,000	10,953
6.125% due 02/07/2022 (h)		$7,800	7,950
6.125% due 02/07/2022		400	408
Springleaf Finance Corp.
6.500% due 09/15/2017 (h)		2,300	2,392
TIG FinCo PLC
8.500% due 03/02/2020	GBP	997	1,575
8.750% due 04/02/2020 (h)		5,647	7,880
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (d)		$35,561	7,379
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020 (h)		13,700	13,822

			168,419

INDUSTRIALS 6.1%
Alliance Oil Co. Ltd.
10.000% due 03/11/2019		4,000	2,400
Buffalo Thunder Development Authority
0.000% due 11/15/2029 (f)		2,488	25
11.000% due 12/09/2022		5,598	3,947
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		18,800	15,463
Chesapeake Energy Corp.
3.539% due 04/15/2019		220	157
Desarrolladora Homex S.A.B. de C.V.
9.750% due 03/25/2020 ^		5,000	325

Enterprise Inns PLC
6.500% due 12/06/2018 (h)	GBP	1,100	1,764
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (h)		$8,490	7,683
Millar Western Forest Products Ltd.
8.500% due 04/01/2021 (h)		5,214	3,832
Numericable-SFR S.A.S.
6.000% due 05/15/2022 (h)		1,700	1,643
OGX Austria GmbH
8.500% due 06/01/2018 ^		16,700	2
Petroleos de Venezuela S.A.
5.500% due 04/12/2037		7,000	2,208
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019 (h)		5,150	5,360
Rockies Express Pipeline LLC
6.875% due 04/15/2040 (h)		1,744	1,618
Spirit Issuer PLC
5.472% due 12/28/2034 (h)	GBP	12,120	18,701
UCP, Inc.
8.500% due 10/21/2017		$10,600	10,653
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	5,293	8,380
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750% due 02/03/2022 ^		$5,000	226

			84,387

UTILITIES 5.0%
Frontier Communications Corp.
8.875% due 09/15/2020		1,030	1,012
10.500% due 09/15/2022		1,690	1,648
11.000% due 09/15/2025		1,690	1,639
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022 (h)		10,700	9,282
6.000% due 11/27/2023 (h)		40,000	37,108
Petrobras Global Finance BV
4.875% due 03/17/2020 (h)		2,860	2,102
5.375% due 01/27/2021 (h)		15,800	11,569
6.250% due 12/14/2026	GBP	1,500	1,452
6.625% due 01/16/2034		700	664
7.875% due 03/15/2019 (h)		$2,900	2,391

			68,867

Total Corporate Bonds & Notes (Cost $346,289)			321,673

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		430	440
7.750% due 01/01/2042		760	762

Total Municipal Bonds & Notes (Cost $1,169)			1,202

U.S. GOVERNMENT AGENCIES 2.1%
Fannie Mae
5.726% due 07/25/2041 (a)(h)		9,840	1,358
5.876% due 10/25/2040 (a)(h)		15,429	1,983
6.156% due 12/25/2037 (a)		491	79
6.246% due 03/25/2037 - 04/25/2037 (a)(h)		33,164	5,122
6.306% due 02/25/2037 (a)		354	59
6.326% due 09/25/2037 (a)(h)		1,253	282
6.456% due 11/25/2036 (a)		283	42
6.526% due 06/25/2037 (a)(h)		1,127	149
6.556% due 10/25/2035 (a)(h)		3,760	693
6.786% due 03/25/2038 (a)(h)		3,364	705
6.806% due 02/25/2038 (a)(h)		2,179	374
6.906% due 06/25/2023 (a)(h)		3,120	494
11.939% due 01/25/2041 (h)		5,985	7,809
Freddie Mac
0.872% due 10/25/2020 (a)		95,255	2,997
6.203% due 05/15/2037 (a)		396	59
6.263% due 07/15/2036 (a)(h)		4,258	807
6.373% due 09/15/2036 (a)(h)		1,580	285
6.493% due 04/15/2036 (a)(h)		3,232	503
7.573% due 09/15/2036 (a)(h)		2,744	535
10.944% due 03/25/2025		3,300	3,882
13.959% due 09/15/2041		602	872
16.359% due 09/15/2034		310	373

Total U.S. Government Agencies (Cost $31,619)			29,462

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Floating Rate Notes
0.092% due 07/31/2017 (h)(j)(l)		5,800	5,795

Total U.S. Treasury Obligations (Cost $5,799)			5,795

MORTGAGE-BACKED SECURITIES 99.5%
Alba PLC
0.848% due 12/15/2038	GBP	11,245	14,777
American Home Mortgage Assets Trust
0.484% due 08/25/2037 ^		$11,636	5,656
0.734% due 11/25/2035 (h)		3,404	3,011
6.250% due 06/25/2037 (h)		10,346	7,140
American Home Mortgage Investment Trust
0.494% due 09/25/2045 (h)		8,418	7,104
1.094% due 02/25/2044		9,739	6,182
BAMLL Re-REMIC Trust
5.383% due 12/15/2016		13,000	13,358
Banc of America Alternative Loan Trust
0.594% due 05/25/2035 ^		1,315	1,011
6.000% due 06/25/2037 (h)		579	460
6.000% due 06/25/2046		222	191
Banc of America Funding Trust
0.000% due 06/26/2035		10,469	8,748
0.000% due 07/26/2036		15,300	9,196
0.402% due 08/25/2047 ^		9,700	8,141
0.426% due 04/20/2047 ^(h)		26,923	21,203
0.666% due 02/20/2035 (h)		4,612	3,379
2.651% due 03/20/2036 ^(h)		3,182	2,750
2.766% due 01/25/2035		619	297
2.774% due 01/20/2047 ^		366	302
Banc of America Mortgage Trust
2.497% due 10/20/2046 ^		420	254
2.585% due 01/25/2036		1,281	1,140
Banc of America Re-REMIC Trust
5.675% due 02/17/2051 (h)		38,264	40,094
Bancaja Fondo de Titulizacion de Activos
0.091% due 10/25/2037 (h)	EUR	3,008	3,212
BCAP LLC Trust
2.184% due 07/26/2045		$7,018	6,162
2.285% due 07/26/2035		4,770	3,940
2.408% due 11/26/2035		9,500	8,123
2.674% due 03/26/2035		8,051	7,610
2.703% due 02/26/2036		8,029	5,584
2.723% due 05/26/2036		13,431	10,422
2.787% due 04/26/2037 (h)		24,947	17,202
3.188% due 10/26/2035		6,052	5,195
5.500% due 12/26/2035		11,274	9,083
5.521% due 06/26/2036		6,275	5,220
6.000% due 08/26/2037		7,447	6,349
Bear Stearns Adjustable Rate Mortgage Trust
4.777% due 06/25/2047 ^		6,551	5,885
Bear Stearns ALT-A Trust
0.394% due 02/25/2034 (h)		9,734	8,173
2.851% due 09/25/2035 ^(h)		13,703	10,398
BRAD Resecuritization Trust
2.178% due 03/12/2021		28,979	2,178
6.550% due 03/12/2021		5,416	5,394
Celtic Residential Irish Mortgage Securitisation PLC
0.137% due 11/13/2047 (h)	EUR	25,510	26,598
0.163% due 03/18/2049		5,049	5,171
0.222% due 04/10/2048		9,524	9,704
0.224% due 12/14/2048		7,067	7,264
Chase Mortgage Finance Trust
2.622% due 03/25/2037 ^(h)		$5,151	4,348
4.564% due 01/25/2036		18,019	16,606
Citigroup Mortgage Loan Trust, Inc.
2.510% due 03/25/2036 ^(h)		1,166	1,113
2.749% due 10/25/2035 ^(h)		9,279	8,265
2.905% due 09/25/2037 ^(h)		9,098	8,255
Countrywide Alternative Loan Trust
0.384% due 09/25/2046 ^(h)		19,940	16,742
0.777% due 12/25/2035 (a)		13,481	291
0.924% due 11/25/2035 (h)		27,448	23,435
1.622% due 12/25/2035 (a)		16,080	1,293
2.898% due 06/25/2047		341	290
5.500% due 02/25/2020		381	380
5.500% due 07/25/2035 ^(h)		3,292	2,920
5.500% due 11/25/2035 ^(h)		1,185	1,092
5.500% due 12/25/2035 ^(h)		12,818	11,630
5.500% due 01/25/2036 ^		247	235

5.500% due 04/25/2037 (h)		4,127	3,435
5.750% due 01/25/2036		384	323
5.750% due 01/25/2037 ^(h)		12,665	10,743
5.750% due 04/25/2037 ^(h)		4,120	3,758
6.000% due 06/25/2036 ^(h)		634	584
6.000% due 11/25/2036 ^(h)		676	639
6.000% due 12/25/2036		303	234
6.000% due 01/25/2037 ^(h)		3,138	2,856
6.000% due 02/25/2037 ^		1,168	924
6.000% due 04/25/2037 ^(h)		9,068	6,703
6.000% due 05/25/2037 ^(h)		8,728	7,146
6.000% due 07/25/2037 ^(h)		3,252	3,356
6.956% due 07/25/2036 (a)		16,572	5,522
37.837% due 05/25/2037 ^		1,758	3,677
Countrywide Home Loan Mortgage Pass-Through Trust
0.534% due 03/25/2036		3,496	1,806
0.794% due 03/25/2035		280	253
5.000% due 11/25/2035 ^		93	82
5.062% due 06/25/2047 ^(h)		12,342	11,585
5.500% due 12/25/2034		219	207
5.500% due 11/25/2035 ^		113	109
6.000% due 07/25/2037 ^		456	416
6.000% due 08/25/2037 (h)		10,294	9,383
6.000% due 08/25/2037 ^		5	5
6.000% due 01/25/2038 ^		350	317
Credit Suisse Commercial Mortgage Trust
5.650% due 02/15/2039 (h)		12,950	13,040
6.500% due 07/26/2036 ^(h)		15,056	9,003
Credit Suisse Mortgage Capital Certificates
2.310% due 07/26/2049		10,700	7,597
2.916% due 04/26/2035 (h)		27,326	22,466
3.927% due 02/27/2047 (h)		70,115	46,095
4.472% due 07/26/2037 (h)		13,458	10,492
5.690% due 04/16/2049 (h)		10,000	10,443
7.000% due 08/26/2036		19,380	9,334
7.000% due 08/27/2036		5,000	3,267
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 (h)		10,976	8,245
Debussy PLC
5.930% due 07/12/2025 (h)	GBP	18,250	27,802
8.250% due 07/12/2025		5,000	6,089
Deutsche ALT-A Securities, Inc.
6.000% due 10/25/2021 ^		$1,401	1,205
Diversity Funding Ltd.
1.461% due 02/10/2046	GBP	3,440	4,987
1.811% due 02/10/2046		1,310	1,607
2.311% due 02/10/2046		1,193	963
2.811% due 02/10/2046		1,170	309
4.061% due 02/10/2046		702	82
4.561% due 02/10/2046 ^		234	0
4.658% due 02/10/2046 ^		247	0
Emerald Mortgages PLC
0.136% due 07/15/2048	EUR	27,261	28,973
First Horizon Alternative Mortgage Securities Trust
2.260% due 08/25/2035 ^		$7,659	2,083
6.906% due 11/25/2036 (a)		2,186	793
First Horizon Mortgage Pass-Through Trust
5.500% due 08/25/2037 ^		835	710
GreenPoint Mortgage Funding Trust
0.394% due 12/25/2046 ^		4,802	2,968
Grifonas Finance PLC
0.319% due 08/28/2039	EUR	9,807	7,817
GSR Mortgage Loan Trust
2.927% due 11/25/2035		$350	318
6.500% due 08/25/2036 ^		1,316	1,059
HarborView Mortgage Loan Trust
0.456% due 03/19/2036 (h)		24,293	17,714
0.466% due 01/19/2036 (h)		11,746	8,032
0.866% due 06/20/2035 (h)		14,691	13,114
1.116% due 06/20/2035 (h)		3,343	2,833
Impac CMB Trust
0.914% due 10/25/2034		432	370
Impac Secured Assets Trust
0.304% due 05/25/2037 ^		23	16
IndyMac Mortgage Loan Trust
0.394% due 11/25/2046 (h)		8,764	6,255
0.444% due 02/25/2037		4,700	2,961
0.494% due 07/25/2036 (h)		865	679
2.864% due 06/25/2037 ^(h)		7,585	5,664
2.981% due 02/25/2035		606	536
4.739% due 03/25/2037		84	74
JPMorgan Alternative Loan Trust
0.394% due 06/25/2037 (h)		46,266	27,021
3.064% due 11/25/2036 ^(h)		6,338	6,196
5.960% due 12/25/2036 ^(h)		9,764	8,235
6.310% due 08/25/2036 ^(h)		4,807	3,985

JPMorgan Chase Commercial Mortgage Securities Trust
1.923% due 06/15/2045 (a)(h)		60,568	4,083
JPMorgan Mortgage Trust
2.583% due 06/25/2037 ^(h)		8,178	7,480
4.875% due 04/25/2037 ^(h)		6,950	6,311
5.555% due 10/25/2036		2,020	1,777
KGS Alpha SBA Trust
1.048% due 04/25/2038 (a)		5,389	228
Lavender Trust
5.500% due 09/26/2035		6,960	5,924
5.999% due 11/26/2036		16,095	12,036
LB Commercial Mortgage Trust
6.096% due 07/15/2044 (h)		10,913	11,631
LB-UBS Commercial Mortgage Trust
0.739% due 02/15/2040 (a)(h)		209,730	1,622
5.452% due 09/15/2039 (h)		7,751	8,007
Lehman Mortgage Trust
5.500% due 11/25/2035 ^		131	123
6.000% due 08/25/2036 ^(h)		1,662	1,420
6.000% due 09/25/2036 ^		1,141	940
6.500% due 09/25/2037 ^(h)		7,398	6,042
7.250% due 09/25/2037 ^(h)		37,939	20,458
Lehman XS Trust
0.474% due 07/25/2037		27,566	9,072
0.694% due 07/25/2047		4,144	1,431
MASTR Adjustable Rate Mortgages Trust
0.394% due 05/25/2047 (h)		28,430	23,412
0.534% due 05/25/2047 ^		5,334	2,485
MASTR Alternative Loan Trust
0.544% due 03/25/2036 (h)		24,850	6,007
0.594% due 03/25/2036		32,846	8,053
Morgan Stanley Re-REMIC Trust
2.573% due 07/26/2035 (h)		26,634	20,834
2.617% due 01/26/2035		11,082	9,854
2.617% due 02/26/2037		6,285	5,328
2.779% due 09/26/2035		4,998	4,397
6.000% due 04/26/2036		7,969	7,061
Newgate Funding PLC
0.788% due 12/15/2050	GBP	2,200	2,719
1.212% due 12/15/2050	EUR	2,485	2,552
1.462% due 12/15/2050		4,745	4,601
1.838% due 12/15/2050	GBP	3,751	5,220
NovaStar Mortgage Funding Trust
0.384% due 09/25/2046		$869	748
RBSSP Resecuritization Trust
2.246% due 07/26/2045 (h)		20,150	17,136
2.752% due 05/26/2037		13,144	10,402
2.825% due 02/26/2036 (h)		9,029	6,107
4.282% due 11/21/2035 ^(h)		15,780	13,005
4.400% due 11/26/2035 ^(h)		29,122	20,182
6.000% due 03/26/2036 ^		8,897	7,438
Residential Accredit Loans, Inc. Trust
0.374% due 07/25/2036 (h)		12,562	8,165
0.384% due 05/25/2037 (h)		25,907	21,630
1.199% due 01/25/2046 (h)		10,281	7,152
4.332% due 01/25/2036		1,356	1,066
6.000% due 08/25/2035 ^		1,224	1,135
6.000% due 06/25/2036 ^(h)		2,316	1,924
6.000% due 06/25/2036		614	510
7.000% due 10/25/2037 (h)		17,163	14,368
Residential Asset Securitization Trust
5.500% due 07/25/2035		1,464	1,327
6.250% due 08/25/2037 ^		4,877	2,943
Residential Funding Mortgage Securities, Inc. Trust
5.768% due 08/25/2036 ^(h)		4,089	3,655
5.850% due 11/25/2035 ^		329	317
6.000% due 04/25/2037 ^		2,869	2,605
Rite Aid Pass-Through Certificates
6.790% due 01/02/2021		11,000	11,384
Sequoia Mortgage Trust
0.586% due 07/20/2036 (h)		1,774	1,317
1.416% due 10/20/2027		1,268	1,063
Southern Pacific Securities PLC
4.087% due 12/10/2042	GBP	2,722	4,155
Structured Adjustable Rate Mortgage Loan Trust
2.694% due 04/25/2047 (h)		$4,352	3,447
4.207% due 02/25/2037 ^(h)		14,536	10,567
4.402% due 08/25/2036 (h)		5,176	2,953
Structured Asset Mortgage Investments Trust
0.364% due 03/25/2037 ^		2,677	735
0.384% due 07/25/2046 (h)		27,063	21,529
SunTrust Alternative Loan Trust
6.956% due 04/25/2036 ^(a)		6,344	2,191
TBW Mortgage-Backed Trust
6.500% due 07/25/2036 (h)		25,512	15,009

Theatre Hospitals No. 1 PLC
3.584% due 10/15/2031	GBP	12,796	18,148
Theatre Hospitals No. 2 PLC
3.584% due 10/15/2031		6,318	8,960
WaMu Mortgage Pass-Through Certificates Trust
0.614% due 06/25/2044		$371	347
0.949% due 06/25/2047 ^		11,503	4,254
1.009% due 07/25/2047 (h)		30,725	25,876
1.079% due 10/25/2046 (h)		724	582
1.199% due 02/25/2046		92	85
1.909% due 07/25/2047 ^		1,190	843
4.119% due 03/25/2037 ^(h)		6,839	6,255
4.335% due 02/25/2037 ^		464	432
Washington Mutual Mortgage Pass-Through Certificates Trust
0.434% due 01/25/2047 ^(h)		16,653	12,474
0.794% due 07/25/2036 ^(h)		11,222	6,894
6.000% due 04/25/2037 ^(h)		6,290	5,402
Wells Fargo Alternative Loan Trust
2.723% due 07/25/2037 ^(h)		8,047	6,869
5.750% due 07/25/2037 ^		919	840
Wells Fargo Mortgage Loan Trust
5.705% due 04/27/2036 (h)		28,600	26,120
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 07/25/2036 ^		446	451
6.000% due 09/25/2036 ^		881	846
6.000% due 04/25/2037 ^		290	286
6.000% due 06/25/2037 ^		659	662

Total Mortgage-Backed Securities (Cost $1,162,792)			1,369,550

ASSET-BACKED SECURITIES 40.5%
Asset-Backed Funding Certificates Trust
1.244% due 03/25/2034		1,853	1,493
Bear Stearns Asset-Backed Securities Trust
0.744% due 06/25/2036 (h)		8,846	7,726
2.246% due 10/25/2036		6,225	4,494
Bombardier Capital Mortgage Securitization Corp.
7.440% due 12/15/2029 (h)		2,704	1,500
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036 (h)		22,883	15,133
0.454% due 03/25/2037 (h)		35,545	27,650
5.380% due 03/25/2036 ^(h)		3,107	2,270
5.531% due 05/25/2036 ^(h)		685	459
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031 (h)		9,375	7,151
7.970% due 05/01/2032 (h)		16,553	10,466
8.200% due 05/01/2031 (h)		27,790	21,707
9.163% due 03/01/2033 (h)		9,740	8,733
Conseco Financial Corp.
7.060% due 02/01/2031 (h)		6,505	6,755
7.500% due 03/01/2030		10,002	8,258
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^(h)		20,672	18,357
0.364% due 06/25/2047 (h)		12,416	11,776
0.394% due 04/25/2036 (h)		4,647	4,459
0.394% due 06/25/2047 (h)		36,609	27,333
0.454% due 01/25/2046 ^		6,226	6,142
0.614% due 06/25/2036 ^		1,936	665
0.994% due 03/25/2033		26	24
1.574% due 12/25/2032		1,065	980
4.674% due 02/25/2036 (h)		597	611
4.978% due 07/25/2036 (h)		2,062	2,043
5.505% due 04/25/2036 (h)		1,459	1,448
5.588% due 08/25/2036 (h)		1,481	1,455
Countrywide Asset-Backed Certificates Trust
0.434% due 03/25/2047		8,000	5,010
0.994% due 08/25/2047		15,900	13,704
4.910% due 10/25/2046 ^(h)		3,745	3,416
Countrywide Home Equity Loan Trust
5.657% due 03/25/2034		1,676	3,075
Credit-Based Asset Servicing and Securitization LLC
5.357% due 10/25/2036 (h)		10,800	10,527
CSAB Mortgage-Backed Trust
5.500% due 05/25/2037 ^(h)		8,076	7,108
EMC Mortgage Loan Trust
0.649% due 12/25/2042		162	155
0.669% due 04/25/2042 (h)		9,237	8,495
2.444% due 04/25/2042		2,813	2,170
First Franklin Mortgage Loan Trust
0.694% due 12/25/2035 (h)		23,487	16,597
GMAC Mortgage Corp. Home Equity Loan Trust
6.249% due 12/25/2037 (h)		7,197	7,236
GSAMP Trust
2.069% due 06/25/2034		2,374	1,968

IndyMac Home Equity Mortgage Loan Asset-Backed Trust
7.300% due 12/25/2031 ^		1,353	445
Lehman XS Trust
6.170% due 06/24/2046 (h)		7,310	6,733
Long Beach Mortgage Loan Trust
0.454% due 08/25/2045 (h)		42,406	32,984
1.244% due 02/25/2034		218	210
1.244% due 06/25/2035 (h)		27,300	21,680
MASTR Asset-Backed Securities Trust
0.344% due 03/25/2036 (h)		9,564	6,776
0.574% due 01/25/2036		400	311
Mid-State Capital Corp. Trust
6.742% due 10/15/2040		7,397	7,928
Morgan Stanley Home Equity Loan Trust
0.424% due 04/25/2037 (h)		37,506	21,492
Oakwood Mortgage Investors, Inc.
5.920% due 06/15/2031		9,061	4,145
6.610% due 06/15/2031		5,530	2,811
7.400% due 07/15/2030		23,597	15,019
7.405% due 06/15/2031		7,184	4,070
7.840% due 11/15/2029 (h)		4,839	4,998
8.490% due 10/15/2030 ^		1,648	425
Option One Mortgage Loan Trust
0.554% due 01/25/2036		20,000	13,980
Popular ABS Mortgage Pass-Through Trust
1.444% due 08/25/2035 (h)		3,663	3,228
Residential Asset Mortgage Products Trust
1.169% due 04/25/2034 (h)		11,559	10,016
Residential Asset Securities Corp. Trust
0.354% due 06/25/2036 (h)		5,270	5,085
0.434% due 08/25/2036 (h)		11,000	7,522
Saxon Asset Securities Trust
0.644% due 11/25/2037 (h)		13,000	9,625
Sorin Real Estate CDO Ltd.
0.824% due 10/28/2046		7,400	6,012
Soundview Home Loan Trust
0.474% due 06/25/2037 (h)		10,962	6,848
0.694% due 03/25/2036		16,905	12,379
South Coast Funding Ltd.
0.544% due 01/06/2041		5,134	1,553
0.544% due 01/06/2041 (h)		169,592	51,302
Structured Asset Securities Corp.
6.194% due 05/25/2032 ^		7,278	5,825
Tropic CDO Ltd.
1.169% due 07/15/2034		22,500	13,500
Vanderbilt Acquisition Loan Trust
7.330% due 05/07/2032 (h)		1,219	1,317

Total Asset-Backed Securities (Cost $515,944)			556,768

SOVEREIGN ISSUES 4.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	13,618	2,784
10.000% due 01/01/2025		23,699	4,382
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.000% due 05/15/2045		8,570	1,831
6.000% due 08/15/2050		238,208	50,603

Total Sovereign Issues (Cost $107,164)			59,600

	SHARES
COMMON STOCKS 0.7%
FINANCIALS 0.1%
EME Reorganization Trust		5,207,199	26
TIG Finco PLC (f)		662,196	671

			697

UTILITIES 0.6%
PPL Corp.		245,814	8,085
Talen Energy Corp. (b)		30,703	310

			8,395

Total Common Stocks (Cost $9,782)			9,092

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
AgriBank FCB
6.875% due 01/01/2024 (e)		36,000	3,789

Total Preferred Securities (Cost $3,600)			3,789

SHORT-TERM INSTRUMENTS 10.6%
REPURCHASE AGREEMENTS (g) 9.7%		133,876

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.244% due 01/26/2016	$2,300	2,299

U.S. TREASURY BILLS 0.7%
0.130% due 01/14/2016 - 02/18/2016 (c)(l)	10,402	10,402

Total Short-Term Instruments (Cost $146,572)		146,577

Total Investments in Securities (Cost $2,345,467)		2,518,453

Total Investments 183.0% (Cost $2,345,467)		$2,518,453
Financial Derivative Instruments (i)(k) (0.1%) (Cost or Premiums, net $(27,230))		(1,801)
Other Assets and Liabilities, net (82.9%)		(1,140,796)

Net Assets 100.0%		$1,375,856

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon bond.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Buffalo Thunder Development Authority 0.000% due 11/15/2029	12/08/2014	$0	$25	0.00%
KGH Intermediate Holdco LLC 8.500% due 08/08/2019	08/07/2014	17,362	15,951	1.16
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	10,200	10,754	0.78
TIG Finco PLC	04/02/2015	982	671	0.05

		$28,544	$27,401	1.99%

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
IND	0.220%	09/30/2015	10/01/2015	$5,500	U.S. Treasury Notes 1.500% due 05/31/2020	$(5,615)	$5,500	$5,500
MBC	0.160	09/29/2015	10/06/2015	30,800	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2017	(31,846)	30,800	30,800
	0.190	09/30/2015	10/07/2015	43,900	U.S. Treasury Notes 1.750% due 04/30/2022	(45,349)	43,900	43,900
SCX	0.270	09/30/2015	10/01/2015	53,500	U.S. Treasury Bonds 2.750% due 08/15/2042	(48,982)	53,500	53,501
					U.S. Treasury Notes 3.000% due 08/31/2016	(5,657)
SSB	0.000	09/30/2015	10/01/2015	176	U.S. Treasury Notes 4.875% due 08/15/2016	(183)	176	176

Total Repurchase Agreements						$(137,632)	$133,876	$133,877

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.550%	05/20/2015	04/14/2016		$(5,041)	$(5,051)
	0.900	09/11/2015	12/11/2015		(8,228)	(8,232)
	1.013	05/18/2015	11/18/2015		(1,581)	(1,587)
	1.400	09/16/2015	12/16/2015		(6,200)	(6,204)
	1.643	07/23/2015	10/23/2015		(17,072)	(17,127)
	1.644	07/22/2015	10/22/2015		(25,328)	(25,410)
	1.661	08/07/2015	11/09/2015		(6,600)	(6,617)
	1.677	08/27/2015	11/30/2015		(5,217)	(5,225)
	1.679	09/02/2015	12/02/2015		(8,167)	(8,178)
	1.682	09/08/2015	12/08/2015		(8,688)	(8,697)
	1.900	06/30/2015	04/04/2016		(4,356)	(4,377)
	1.943	06/22/2015	12/22/2015		(12,656)	(12,725)
	2.117	03/24/2015	09/26/2016		(1,387)	(1,403)
	2.131	03/25/2015	09/26/2016		(19,192)	(19,199)
	2.158	04/30/2015	10/30/2015		(1,889)	(1,906)
	2.169	09/22/2015	09/22/2016		(1,834)	(1,835)
	2.176	09/25/2015	09/26/2016		(9,386)	(9,389)
	2.183	05/20/2015	11/21/2016		(24,313)	(24,373)
BOS	1.677	08/27/2015	11/27/2015		(5,725)	(5,734)
	1.757	09/17/2015	10/19/2015		(13,825)	(13,834)
	1.776	05/20/2015	11/20/2015		(23,549)	(23,705)
BPG	1.781	03/23/2015	03/22/2016		(29,414)	(29,426)
	1.792	06/12/2015	12/11/2015		(8,836)	(8,885)
	2.342	09/01/2015	09/01/2016		(37,844)	(37,918)
BPS	0.190	07/23/2015	10/23/2015	EUR	(825)	(922)
	0.350	07/23/2015	10/23/2015		(8,681)	(9,707)
	0.450	07/23/2015	10/23/2015		(7,991)	(8,937)
	0.650	07/23/2015	10/23/2015		(2,584)	(2,891)
BRC	(1.000)	07/15/2015	07/15/2017	GBP	(1,064)	(1,607)
	0.950	07/07/2015	10/07/2015		$(6,580)	(6,595)
	0.950	07/14/2015	10/14/2015		(11,624)	(11,648)
DBL	1.891	08/18/2015	11/18/2015	GBP	(14,544)	(22,053)
	2.431	06/09/2015	09/12/2016		$(26,951)	(26,991)
FOB	1.834	07/06/2015	10/06/2015		(1,848)	(1,856)
	1.982	09/10/2015	12/10/2015		(993)	(994)
	1.984	09/03/2015	12/03/2015		(1,101)	(1,103)
	1.986	09/14/2015	12/14/2015		(7,219)	(7,226)
GSC	1.603	09/11/2015	10/13/2015		(21,001)	(21,020)
JML	0.500	09/11/2015	10/12/2015	EUR	(7,661)	(8,562)
	0.950	09/01/2015	10/05/2015		$(6,145)	(6,150)
	0.950	09/04/2015	10/06/2015		(2,840)	(2,842)
	0.950	09/09/2015	10/06/2015		(4,139)	(4,141)
	0.950	10/05/2015	11/03/2015		(6,532)	(6,532)
	1.050	09/11/2015	10/23/2015		(17,596)	(17,606)
	1.050	09/25/2015	10/19/2015		(3,551)	(3,552)
JPS	1.833	09/11/2015	12/11/2015		(6,275)	(6,281)
MSC	1.100	07/16/2015	10/16/2015		(11,200)	(11,226)
	1.150	07/16/2015	10/16/2015		(6,852)	(6,869)
	2.079	08/25/2015	08/25/2016		(53,140)	(53,254)
	2.084	09/08/2015	09/08/2016		(77,853)	(77,957)
RDR	0.520	09/15/2015	10/14/2015		(10,499)	(10,501)
	0.800	05/06/2015	11/06/2015		(4,141)	(4,155)
	0.920	07/28/2015	01/28/2016		(5,853)	(5,863)
	0.950	08/10/2015	02/10/2016		(6,569)	(6,578)
	1.410	04/22/2015	10/22/2015		(1,804)	(1,815)
	1.410	05/06/2015	11/06/2015		(14,954)	(15,041)
	1.416	05/21/2015	11/23/2015		(18,863)	(18,962)
	1.420	05/28/2015	11/30/2015		(1,037)	(1,042)
	1.530	08/25/2015	02/25/2016		(2,581)	(2,585)
	1.660	07/15/2015	07/14/2016		(35,692)	(35,820)
	1.810	07/28/2015	07/27/2016		(10,764)	(10,799)
RTA	0.860	05/12/2015	11/12/2015		(1,572)	(1,577)
	1.005	09/23/2015	03/23/2016		(3,716)	(3,717)
	1.611	04/07/2015	04/07/2016		(32,567)	(32,825)
	1.619	04/13/2015	04/13/2016		(8,672)	(8,739)
	1.660	05/14/2015	05/16/2016		(44,710)	(44,999)
	1.661	05/12/2015	05/12/2016		(42,099)	(42,375)
	1.678	06/01/2015	05/31/2016		(8,496)	(8,544)
	1.697	06/11/2015	06/10/2016		(11,247)	(11,306)
	1.720	07/22/2015	07/21/2016		(5,705)	(5,724)
	1.767	09/24/2015	09/23/2016		(9,232)	(9,235)
SBI	1.153	04/22/2015	10/22/2015		(14,003)	(14,076)
	1.172	06/04/2015	12/04/2015		(8,943)	(8,978)
SOG	0.700	07/23/2015	10/23/2015		(1,587)	(1,589)
	0.700	09/24/2015	10/20/2015		(962)	(962)
	0.790	08/27/2015	11/30/2015		(15,376)	(15,388)
	0.790	09/15/2015	10/29/2015		(2,440)	(2,441)
	1.729	04/27/2015	10/27/2015		(16,681)	(16,807)
	1.729	05/08/2015	11/09/2015		(5,201)	(5,237)
	1.729	06/08/2015	12/08/2015		(16,438)	(16,529)
	1.732	05/27/2015	11/27/2015		(21,387)	(21,518)
	1.801	08/05/2015	02/05/2016		(21,397)	(21,458)
	1.824	08/17/2015	02/17/2016		(12,362)	(12,390)
	2.036	06/15/2015	06/15/2016		(26,472)	(26,496)
UBS	0.800	07/15/2015	10/15/2015		(1,862)	(1,865)
	0.800	08/03/2015	11/03/2015		(865)	(866)
	0.820	09/07/2015	10/16/2015	EUR	(17,386)	(19,438)
	0.850	09/14/2015	10/15/2015		$(6,817)	(6,820)
	0.850	09/18/2015	12/18/2015		(3,753)	(3,754)
	0.850	09/23/2015	12/23/2015		(4,861)	(4,862)
	0.880	09/17/2015	10/16/2015	GBP	(4,635)	(7,014)
	1.150	07/16/2015	10/16/2015		(10,453)	(15,852)
	1.543	07/23/2015	10/23/2015		$(3,756)	(3,767)
	1.790	03/24/2015	01/04/2016		(2,974)	(3,002)

Total Reverse Repurchase Agreements						$(1,128,870)

(2)	As of September 30, 2015, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended September 30, 2015 was $1,021,413 at a weighted average interest rate of 1.540%.

(h)	Securities with an aggregate market value of $1,480,655 and cash of $4,997 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	12/16/2019	$240,100	$6,557	$5,377	$0	$(145)
Pay	3-Month USD-LIBOR	2.000	12/16/2020	114,400	2,842	3,297	0	(88)
Receive	3-Month USD-LIBOR	4.000	06/20/2022	134,000	(21,484)	4,732	124	0
Pay	3-Month USD-LIBOR	2.500	12/16/2025	127,400	4,977	6,670	0	(127)
Receive	3-Month USD-LIBOR	2.750	03/20/2043	102,200	(4,755)	(6,803)	320	0
Receive	3-Month USD-LIBOR	3.750	06/18/2044	12,200	(3,303)	(3,276)	44	0
Receive	3-Month USD-LIBOR	3.500	12/17/2044	44,200	(9,642)	(7,035)	153	0
Receive	3-Month USD-LIBOR	3.250	06/17/2045	45,600	(7,490)	(3,759)	152	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045	3,800	(157)	(201)	12	0

					$(32,455)	$(998)	$805	$(360)

Total Swap Agreements					$(32,455)	$(998)	$805	$(360)

(j)	Securities with an aggregate market value of $2,134 and cash of $22,520 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		$68,157	GBP	44,831	$0	$(338)
	11/2015	GBP	44,831		$68,146	339	0
DUB	10/2015	BRL	273,712		68,895	0	(146)
	10/2015		$68,369	BRL	273,712	704	(32)
	11/2015	BRL	269,431		$66,576	0	(641)
GLM	10/2015	EUR	106		119	0	0
HUS	10/2015		64,400		73,390	1,429	0
JPM	10/2015	BRL	273,712		76,028	6,987	0
	10/2015	EUR	6,287		7,066	41	0
	10/2015		$68,895	BRL	273,712	146	0
SCX	10/2015	GBP	44,831		$69,611	1,793	0
UAG	10/2015	EUR	872		972	0	(3)
	10/2015		$80,172	EUR	71,665	0	(93)
	11/2015	EUR	71,665		$80,209	92	0

Total Forward Foreign Currency Contracts						$11,531	$(1,253)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Chesapeake Energy Corp.	5.000%	09/20/2020	12.616%	$100	$(10)	$(14)	$0	$(24)
HUS	Petrobras Global Finance BV	1.000	09/20/2020	10.372	240	(34)	(46)	0	(80)
JPM	Russia Government International Bond	1.000	12/20/2020	3.451	1,200	(138)	2	0	(136)

						$(182)	$(58)	$0	$(240)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	$30,419	$(27,034)	$15,014	$0	$(12,020)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	9,900	$(14)	$(250)	$0	$(264)

Total Swap Agreements							$(27,230)	$14,706	$0	$(12,524)

(l)	Securities with an aggregate market value of $12,377 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$14,190	$755	$14,945
Corporate Bonds & Notes
Banking & Finance	0	131,989	36,430	168,419
Industrials	0	73,734	10,653	84,387
Utilities	0	68,867	0	68,867
Municipal Bonds & Notes
Illinois	0	1,202	0	1,202
U.S. Government Agencies	0	29,462	0	29,462
U.S. Treasury Obligations	0	5,795	0	5,795
Mortgage-Backed Securities	27,108	1,323,258	19,184	1,369,550
Asset-Backed Securities	0	556,768	0	556,768
Sovereign Issues	0	59,600	0	59,600
Common Stocks
Financials	26	0	671	697
Utilities	8,395	0	0	8,395
Preferred Securities
Banking & Finance	0	3,789	0	3,789
Short-Term Instruments
Repurchase Agreements	0	133,876	0	133,876
Short-Term Notes	0	2,299	0	2,299
U.S. Treasury Bills	0	10,402	0	10,402

Total Investments	$35,529	$2,415,231	$67,693	$2,518,453

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	805	0	805
Over the counter	0	11,531	0	11,531
	$0	$12,336	$0	$12,336

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(360)	0	(360)
Over the counter	0	(13,777)	0	(13,777)

	$0	$(14,137)	$0	$(14,137)

Totals	$35,529	$2,413,430	$67,693	$2,516,652

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Bank Loan Obligations	$725	$0	$0	$1	$0	$29	$0	$0	$755	$29
Corporate Bonds & Notes
Banking & Finance	36,902	0	(114)	24	2	(384)	0	0	36,430	(388)
Industrials	10,642	0	0	3	0	8	0	0	10,653	8
Mortgage-Backed Securities	19,218	0	(99)	(15)	5	75	0	0	19,184	77
Common Stocks
Financials	666	0	0	0	0	5	0	0	671	5

Totals	$68,153	$0	$(213)	$13	$7	$(267)	$0	$0	$67,693	$(269)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$755	Other Valuation Techniques (2)	—	—
Corporate Bonds & Notes
Banking & Finance	36,430	Proxy Pricing	Base Price	100.00 - 102.67
Industrials	10,653	Proxy Pricing	Base Price	100.00
Mortgage-Backed Securities	19,184	Proxy Pricing	Base Price	4.22 - 103.00
Common Stocks
Financials	671	Other Valuation Techniques (2)	—	—

Total	$67,693

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PDILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands†).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/07/2013	$1,375,856	$0	0.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$2,345,467	$284,164	$(111,178)	$172,986

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	GSC	Goldman Sachs & Co.	RTA	Bank of New York Mellon Corp.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale
DBL	Deutsche Bank AG London	JML	JP Morgan Securities Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC
FBF	Credit Suisse International	JPS	JPMorgan Securities, Inc.

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD %	Interest Rate To Be Determined When Loan Settles
CDI	Brazil Interbank Deposit Rate

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015